Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 3,423,098	$ 3,154,469	$ 3,032,719
State income taxes, net of federal benefit	182,503	79,449	187,469
Tax-exempt investment interest	(928,246)	(1,006,536)	(1,159,571)
Other, net	(198,321)	(399,291)	(290,714)
Income tax expense	$ 2,479,034	$ 1,828,091	$ 1,769,903